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1933 Act Rule 497(j)
1933 Act File No. 333-82865
1940 Act File No. 811-09447

November 21, 2012

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0505

Re:	Jacob Funds Inc. (the “Registrant”)
File Nos. 333-82865 and 811-09447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 21/24 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically on November 16, 2012.

Please direct questions or comments relating to this certification to me at the above telephone number.

Very truly yours,

/s/ David F. Roeber
 David F. Roeber